UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00058)

Exact name of registrant as specified in charter:	George Putnam Balanced Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2012

Date of reporting period:	October 31, 2011

Item 1. Schedule of Investments:

George Putnam Balanced Fund

The fund's portfolio
10/31/11 (Unaudited)

COMMON STOCKS (58.6%)(a)
	Shares	Value

Banking (5.3%)

Bank of New York Mellon Corp. (The)	227,400	$4,839,072

BB&T Corp.	82,800	1,932,552

Comerica, Inc.	49,700	1,269,835

Fifth Third Bancorp	195,300	2,345,553

JPMorgan Chase & Co.	606,700	21,088,892

PNC Financial Services Group, Inc.	28,900	1,552,219

State Street Corp.	228,600	9,233,154

SunTrust Banks, Inc.	38,000	749,740

U.S. Bancorp	320,100	8,191,359

Wells Fargo & Co.	413,900	10,724,149

		61,926,525
Basic materials (1.9%)

Alcoa, Inc.	123,900	1,333,164

Dow Chemical Co. (The)	56,048	1,562,618

E.I. du Pont de Nemours & Co.	132,400	6,364,468

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	32,100	1,292,346

Nucor Corp.	96,700	3,653,326

PPG Industries, Inc.	65,900	5,694,419

Rio Tinto PLC ADR (United Kingdom)	34,200	1,848,852

Weyerhaeuser Co.(R)	35,072	630,595

		22,379,788
Capital goods (3.3%)

Avery Dennison Corp.	30,400	808,640

Eaton Corp.	83,100	3,724,542

Emerson Electric Co.	31,000	1,491,720

Illinois Tool Works, Inc.	76,800	3,734,784

Ingersoll-Rand PLC	72,500	2,256,925

KBR, Inc.	35,200	982,432

Lockheed Martin Corp.	22,600	1,715,340

Northrop Grumman Corp.	82,200	4,747,050

Parker Hannifin Corp.	60,400	4,925,620

Raytheon Co.	85,500	3,778,245

Staples, Inc.	236,300	3,535,048

United Technologies Corp.	86,100	6,714,077

		38,414,423
Communication services (4.4%)

AT&T, Inc.	589,382	17,274,785

Comcast Corp. Class A	316,700	7,426,615

DIRECTV Class A(NON)	29,600	1,345,616

Time Warner Cable, Inc.	49,200	3,133,548

Verizon Communications, Inc.	502,800	18,593,544

Vodafone Group PLC ADR (United Kingdom)	159,300	4,434,912

		52,209,020
Conglomerates (2.1%)

3M Co.	38,800	3,065,976

General Electric Co.	935,000	15,623,850

Tyco International, Ltd.	128,100	5,834,955

		24,524,781
Consumer cyclicals (5.3%)

Bed Bath & Beyond, Inc.(NON)	34,400	2,127,296

Carnival Corp.	80,900	2,848,489

Clorox Co. (The)	15,800	1,057,652

Ford Motor Co.(NON)	114,300	1,335,024

Home Depot, Inc. (The)	78,600	2,813,880

Kimberly-Clark Corp.	61,700	4,301,107

Marriott International, Inc. Class A	78,820	2,482,830

News Corp. Class A	89,700	1,571,544

Omnicom Group, Inc.	46,400	2,063,872

Stanley Black & Decker, Inc.	28,000	1,787,800

Target Corp.	116,300	6,367,425

Time Warner, Inc.	267,300	9,352,825

TJX Cos., Inc. (The)	133,300	7,855,368

Viacom, Inc. Class B	156,700	6,871,295

Wal-Mart Stores, Inc.	45,900	2,603,448

Walt Disney Co. (The)	204,500	7,132,960

		62,572,815
Consumer finance (0.5%)

American Express Co.	110,900	5,613,758

		5,613,758
Consumer staples (5.3%)

Avon Products, Inc.	97,600	1,784,128

Coca-Cola Co. (The)	29,800	2,035,936

Coca-Cola Enterprises, Inc.	117,200	3,143,304

Colgate-Palmolive Co.	22,900	2,069,473

CVS Caremark Corp.	206,500	7,495,950

General Mills, Inc.	63,200	2,435,096

Hertz Global Holdings, Inc.(NON)	176,300	2,045,080

Kellogg Co.	33,000	1,788,930

Kraft Foods, Inc. Class A	110,862	3,900,125

Lorillard, Inc.	17,200	1,903,352

Newell Rubbermaid, Inc.	211,400	3,128,720

PepsiCo, Inc.	35,000	2,203,250

Philip Morris International, Inc.	198,200	13,848,233

Procter & Gamble Co. (The)	204,200	13,066,756

SYSCO Corp.	41,100	1,139,292

		61,987,625
Energy (7.0%)

Anadarko Petroleum Corp.	14,100	1,106,850

Chevron Corp.	179,800	18,887,990

ConocoPhillips	54,300	3,781,995

Devon Energy Corp.	61,900	4,020,405

Exxon Mobil Corp.	285,000	22,255,650

Hess Corp.	47,600	2,977,856

National Oilwell Varco, Inc.	29,200	2,082,836

Newfield Exploration Co.(NON)	76,400	3,075,864

Noble Corp. (Switzerland)	104,600	3,759,324

Occidental Petroleum Corp.	66,800	6,208,392

Schlumberger, Ltd.	67,995	4,995,593

Total SA ADR (France)	137,800	7,206,940

Valero Energy Corp.	68,700	1,690,020

		82,049,715
Financials (3.2%)

Aflac, Inc.	69,300	3,124,737

Citigroup, Inc.	272,150	8,597,219

Goldman Sachs Group, Inc. (The)	85,710	9,389,531

MetLife, Inc.	83,800	2,946,408

Progressive Corp. (The)	231,200	4,395,112

Prudential Financial, Inc.	176,200	9,550,040

		38,003,047
Health care (9.6%)

Abbott Laboratories	28,200	1,519,134

Aetna, Inc.	160,600	6,385,456

Baxter International, Inc.	136,900	7,526,762

Bristol-Myers Squibb Co.	113,700	3,591,783

Celgene Corp.(NON)	33,700	2,184,771

CIGNA Corp.	88,200	3,910,788

Covidien PLC (Ireland)	91,412	4,300,020

Johnson & Johnson	314,900	20,276,410

Medtronic, Inc.	90,000	3,126,600

Merck & Co., Inc.	317,300	10,946,850

Novartis AG ADR (Switzerland)	77,200	4,359,484

Pfizer, Inc.	1,058,158	20,380,122

Quest Diagnostics, Inc.	107,400	5,992,920

St. Jude Medical, Inc.	116,100	4,527,900

Stryker Corp.	89,200	4,273,572

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	53,700	2,193,645

Thermo Fisher Scientific, Inc.(NON)	135,500	6,811,585

		112,307,802
Insurance (2.1%)

Allstate Corp. (The)	179,900	4,738,566

Chubb Corp. (The)	75,300	5,048,865

Marsh & McLennan Cos., Inc.	193,800	5,934,156

RenaissanceRe Holdings, Ltd.	17,000	1,158,040

Sun Life Financial, Inc. (Canada)	62,700	1,581,294

Travelers Cos., Inc. (The)	112,600	6,570,210

		25,031,131
Investment banking/Brokerage (0.2%)

Morgan Stanley	102,740	1,812,334

		1,812,334
Real estate (0.5%)

CreXus Investment Corp.(R)	100,500	960,780

Equity Residential Trust(R)	29,348	1,722,141

ProLogis, Inc.(R)	56,481	1,680,875

Simon Property Group, Inc.(R)	12,362	1,587,775

		5,951,571
Technology (5.0%)

Adobe Systems, Inc.(NON)	86,200	2,535,142

Apple, Inc.(NON)	4,300	1,740,554

Cisco Systems, Inc.	446,300	8,269,939

EMC Corp.(NON)	233,800	5,730,438

Hewlett-Packard Co.	133,800	3,560,418

Honeywell International, Inc.	130,000	6,812,000

IBM Corp.	21,500	3,969,545

Intel Corp.	166,400	4,083,456

Juniper Networks, Inc.(NON)	122,200	2,990,234

KLA-Tencor Corp.	33,400	1,572,806

Microsoft Corp.	198,200	5,278,066

Oracle Corp.	65,100	2,133,327

Qualcomm, Inc.	69,300	3,575,880

SanDisk Corp.(NON)	56,000	2,837,520

Texas Instruments, Inc.	56,000	1,720,880

Yahoo!, Inc.(NON)	89,800	1,404,472

		58,214,677
Transportation (0.3%)

FedEx Corp.	15,400	1,260,182

United Parcel Service, Inc. Class B	38,400	2,697,216

		3,957,398
Utilities and power (2.6%)

Ameren Corp.	139,200	4,437,696

American Electric Power Co., Inc.	98,000	3,849,440

Dominion Resources, Inc.	27,300	1,408,407

Duke Energy Corp.	76,300	1,558,046

Edison International	128,700	5,225,220

Entergy Corp.	88,600	6,128,462

Exelon Corp.	20,400	905,556

NextEra Energy, Inc.	39,600	2,233,440

PG&E Corp.	119,550	5,128,695

		30,874,962

Total common stocks (cost $633,349,584)		$687,831,372

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (12.9%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.8%)

Government National Mortgage Association Pass-Through Certificates
4 1/2s, May 20, 2041	$19,575,162	$21,281,871
4s, February 20, 2041	10,678,340	11,399,962

		32,681,833
U.S. Government Agency Mortgage Obligations (10.1%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
6s, March 1, 2035	9,936	11,036
3 1/2s, January 1, 2041	547,105	555,974

Federal National Mortgage Association Pass-Through Certificates
6s, TBA, November 1, 2041	24,000,000	26,306,251
5 1/2s, with due dates from July 1, 2033 to November 1, 2038	9,201,489	10,009,824
5s, with due dates from August 1, 2033 to January 1, 2039	4,947,953	5,327,386
4 1/2s, TBA, November 1, 2041	47,000,000	49,702,500
3 1/2s, December 1, 2040	945,450	962,660
3 1/2s, TBA, November 1, 2041	25,000,000	25,419,923

		118,295,554

Total U.S. government and agency mortgage obligations (cost $148,489,788)		$150,977,387

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.2%)(a)
	Principal amount	Value

Wells Fargo & Co.
3s, FDIC guaranteed notes, December 9, 2011	$1,100,000	$1,103,148
2 1/8s, FDIC guaranteed notes, June 15, 2012	1,400,000	1,415,544

Total U.S. Government Agency Obligations (cost $2,504,067)		$2,518,692

U.S. TREASURY OBLIGATIONS (4.6%)(a)
	Principal amount	Value

U.S. Treasury Bonds 4 1/2s, February 15, 2036	$30,000	$37,212

U.S. Treasury Notes
3 1/2s, May 31, 2013	36,000,000	37,858,360
1 3/8s, May 15, 2013	5,900,000	6,004,979
1 1/4s, April 15, 2014	3,100,000	3,169,145
1s, August 31, 2016	7,000,000	7,013,672

Total U.S. treasury Obligations (cost $54,127,723)		$54,083,368

CORPORATE BONDS AND NOTES (17.0%)(a)
	Principal amount	Value

Basic materials (1.0%)

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9 3/8s, 2019	$275,000	$351,599

ArcelorMittal sr. unsec. unsub. 9.85s, 2019 (France)	1,545,000	1,778,359

Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s, 2019	1,190,000	1,545,916

Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes 8 3/8s, 2017 (Indonesia)	1,450,000	1,549,688

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029	850,000	1,109,827

International Paper Co. sr. unsec. notes 9 3/8s, 2019	1,018,000	1,305,424

International Paper Co. sr. unsec. notes 8.7s, 2038	10,000	13,155

International Paper Co. sr. unsec. notes 7.95s, 2018	221,000	265,248

International Paper Co. sr. unsec. unsub. notes 7.3s, 2039	20,000	23,321

Mosaic Co. (The) sr. unsec. notes 3 3/4s, 2021	200,000	203,775

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)	450,000	614,590

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 5.2s, 2040 (Australia)	570,000	641,165

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029	385,000	484,915

Sealed Air Corp. sr. notes 7 7/8s, 2017	585,000	624,800

Teck Resources Limited sr. notes 10 3/4s, 2019 (Canada)	35,000	43,225

Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)	51,000	59,731

Teck Resources Limited sr. notes 9 3/4s, 2014 (Canada)	16,000	19,058

Teck Resources Limited sr. unsec. unsub. notes 7s, 2012 (Canada)	30,000	31,473

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018	195,000	216,573

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096	180,000	210,240

Xstrata Finance Canada, Ltd. 144A company guaranty 5.8s, 2016 (Canada)	735,000	801,407

		11,893,489
Capital goods (0.4%)

Allied Waste North America, Inc. company guaranty sr. unsec. notes 6 7/8s, 2017	1,595,000	1,708,644

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	767,000	945,161

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN, 6 1/4s, 2038	975,000	1,214,676

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2019	240,000	275,862

United Technologies Corp. sr. unsec. notes 5.7s, 2040	100,000	122,259

		4,266,602
Communication services (1.7%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6 1/8s, 2040 (Mexico)	200,000	235,937

America Movil SAB de CV company guaranty unsec. unsub. notes 2 3/8s, 2016 (Mexico)	280,000	280,745

American Tower Corp. sr. unsec. notes 7 1/4s, 2019	800,000	946,243

American Tower Corp. sr. unsec. unsub. notes 4 5/8s, 2015	555,000	592,196

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	705,000	818,804

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	1,194,000	1,432,804

Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	1,380,000	1,796,313

CenturyLink, Inc. sr. unsec. debs. Ser. G, 6 7/8s, 2028	715,000	631,881

CenturyLink, Inc. sr. unsec. unsub. notes Ser. P, 7.6s, 2039	305,000	302,135

Comcast Cable Communications company guaranty sr. unsub. notes 8 7/8s, 2017	290,000	373,334

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037	225,000	283,517

Cox Communications, Inc. 144A notes 5 7/8s, 2016	289,000	330,587

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020	710,000	725,791

France Telecom sr. unsec. unsub. notes 8 1/2s, 2031 (France)	445,000	649,305

France Telecom sr. unsec. unsub. notes 5 3/8s, 2019 (France)	255,000	287,035

Koninklijke (Royal) KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)	70,000	89,759

NBC Universal Media, LLC sr. unsec. unsub. notes 6.4s, 2040(FWC)	380,000	462,938

NBC Universal Media, LLC sr. unsec. unsub. notes 5.15s, 2020(FWC)	295,000	331,527

Qwest Corp. notes 6 3/4s, 2021	462,000	490,998

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8 3/4s, 2032 (Canada)	95,000	135,850

Rogers Communications, Inc. sec. notes 6 3/8s, 2014 (Canada)	122,000	135,859

SBA Tower Trust 144A company guaranty asset backed notes 5.101s, 2017	1,125,000	1,216,363

TCI Communications, Inc. company guaranty 7 7/8s, 2026	2,120,000	2,773,838

Telecom Italia Capital SA company guaranty sr. unsec. unsub. notes 6.175s, 2014 (Italy)	300,000	304,740

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 6.221s, 2017 (Spain)	845,000	897,009

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038	640,000	823,617

Time Warner Cable, Inc. company guaranty sr. unsec. notes 7 1/2s, 2014	150,000	170,453

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039	355,000	431,501

Verizon Communications, Inc. sr. unsec. unsub. notes 8 3/4s, 2018	110,000	149,135

Verizon New Jersey, Inc. debs. 8s, 2022	770,000	966,989

Verizon Pennsylvania, Inc. debs. 8.35s, 2030	980,000	1,310,413

		20,377,616
Consumer cyclicals (0.9%)

Advance Auto Parts, Inc. company guaranty sr. unsec. notes 5 3/4s, 2020	475,000	519,161

CBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2030	730,000	963,954

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020	430,000	469,655

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 6.35s, 2040	370,000	440,747

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2019	820,000	941,022

Expedia, Inc. company guaranty sr. unsec. notes 7.456s, 2018	325,000	361,563

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020	555,000	561,560

Expedia, Inc. 144A company guaranty sr. notes 8 1/2s, 2016	800,000	876,000

FUEL Trust 144A company guaranty asset backed notes 4.207s, 2016	1,245,000	1,249,842

Grupo Televisa, S.A.B sr. unsec. bonds 6 5/8s, 2040 (Mexico)	300,000	341,862

Grupo Televisa, S.A.B sr. unsec. notes 6s, 2018 (Mexico)	290,000	323,494

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016	846,000	833,310

News America Holdings, Inc. company guaranty 7 3/4s, 2024	1,045,000	1,265,037

Owens Corning company guaranty sr. unsec. notes 9s, 2019	324,000	380,295

Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	170,000	223,543

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032	520,000	677,124

Time Warner, Inc. company guaranty sr. unsec. notes 4.7s, 2021	120,000	129,040

Time Warner, Inc. debs. 9.15s, 2023	340,000	472,578

		11,029,787
Consumer staples (1.2%)

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018	375,000	504,008

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019	595,000	790,966

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039	165,000	257,663

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)	495,000	539,851

Beam, Inc. sr. unsec. unsub. notes 3s, 2012	850,000	856,375

Campbell Soup Co. debs. 8 7/8s, 2021	855,000	1,234,297

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017	279,000	302,018

CVS Caremark Corp. jr. unsec. sub. bonds FRB 6.302s, 2037	2,293,000	2,227,076

CVS Pass-Through Trust 144A company guaranty notes 7.507s, 2032	740,094	859,042

CVS Pass-Through Trust 144A pass-through certificates 6.117s, 2013	139,197	145,464

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037	810,000	938,323

General Mills, Inc. sr. unsec. notes 5.65s, 2019	130,000	153,551

Diageo Investment Corp. company guaranty 8s, 2022 (Canada)	820,000	1,084,912

H.J. Heinz Finance Co. 144A company guaranty 7 1/8s, 2039	360,000	488,879

Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040	309,000	395,405

Kroger Co. company guaranty 6 3/4s, 2012	275,000	282,145

Kroger Co. company guaranty 6.4s, 2017	500,000	592,826

McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038	535,000	724,343

McDonald's Corp. sr. unsec. notes 5.7s, 2039	600,000	748,474

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)	690,000	788,818

		13,914,436
Energy (1.0%)

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031	985,000	1,236,496

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4.742s, 2021 (United Kingdom)	655,000	734,672

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)	175,000	192,157

Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	10,000	10,700

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020	375,000	400,917

El Paso Pipeline Partners Operating Co., LP company guaranty sr. unsec. notes 6 1/2s, 2020	235,000	261,438

Ente Nazionale Idrocarburi (ENI) SpA 144A sr. unsec. notes 4.15s, 2020 (Italy)	825,000	828,457

EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019	205,000	243,136

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031	340,000	443,171

Marathon Petroleum Corp. 144A sr. unsec. notes 6 1/2s, 2041	175,000	203,707

Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	225,000	232,726

Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s, 2040	220,000	287,995

Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	650,000	667,875

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041	390,000	437,576

Petrobras International Finance Co. company guaranty sr. unsec. notes 6 3/4s, 2041 (Brazil)	300,000	342,900

Petrobras International Finance Co. company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)	825,000	867,842

Petrobras International Finance Co. company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)	355,000	363,272

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040	760,000	987,001

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A company guaranty sr. notes 5 1/2s, 2014 (Qatar)	675,000	730,148

Spectra Energy Partners LP sr. unsec. notes 4.6s, 2021	245,000	249,283

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)	480,000	556,081

Weatherford Bermuda company guaranty sr. unsec. notes 9 5/8s, 2019	180,000	234,725

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.8s, 2037	245,000	283,578

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.35s, 2017	280,000	319,439

Weatherford International, Ltd. sr. notes 5 1/2s, 2016	455,000	502,114

		11,617,406
Financials (7.0%)

Aflac, Inc. sr. unsec. notes 6.9s, 2039	500,000	549,040

Aflac, Inc. sr. unsec. notes 6.45s, 2040	345,000	366,559

American Express Bank FSB notes Ser. BKN1, 5.55s, 2012	1,160,000	1,208,961

American Express Bank FSB sr. unsec. FRN Ser. BKNT, 0.543s, 2017	545,000	489,236

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2058	300,000	289,500

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018	665,000	672,689

AON Corp. jr. unsec. sub. notes 8.205s, 2027	1,150,000	1,339,433

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034	525,000	548,422

Bank Nederlandse Gemeenten 144A bonds 1 3/4s, 2015 (Netherlands)	12,100,000	12,232,634

Bank of America NA sub. notes Ser. BKNT, 5.3s, 2017	315,000	301,231

Bank One Corp. unsec. unsub. notes 5.9s, 2011	1,000,000	1,001,857

BankAmerica Capital III bank guaranteed jr. unsec. FRN 0.97306s, 2027	2,755,000	1,647,909

Barclays Bank PLC jr. unsec. sub. notes FRN 6.278s, 2049 (United Kingdom)	145,000	105,850

Barclays Bank PLC 144A jr. unsec. sub. notes FRN 6.86s, 2049 (United Kingdom)	280,000	222,600

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)	804,000	897,610

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)	1,415,000	1,357,967

Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	500,000	580,110

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018	331,000	389,796

Bosphorus Financial Services, Ltd. 144A sr. notes FRN 2.08617s, 2012	297,250	296,611

Camden Property Trust sr. unsec. notes 4 7/8s, 2023(R)	1,040,000	1,035,376

Capital One Bank USA NA sub. notes 8.8s, 2019	385,000	456,525

Capital One Capital III company guaranty 7.686s, 2036	320,000	317,600

Capital One Capital V company guaranty jr. unsec. sub. notes 10 1/4s, 2039	450,000	465,750

Citigroup, Inc. sr. unsec. sub. FRN 0.60683s, 2016	123,000	100,274

Citigroup, Inc. sub. notes 5s, 2014	1,369,000	1,394,997

Citigroup, Inc. unsec. sub. notes 6 1/8s, 2036	200,000	194,856

Citigroup, Inc. unsec. sub. notes 5 5/8s, 2012	290,000	295,684

CNA Financial Corp. sr. unsec. unsub. notes 5 3/4s, 2021	210,000	211,934

CNA Financial Corp. unsec. notes 6 1/2s, 2016	435,000	471,835

Commonwealth Bank of Australia 144A sr. unsec. notes 3 3/4s, 2014 (Australia)	1,220,000	1,269,453

Credit Suisse Guernsey sr. unsec. notes 5.3s, 2019	475,000	510,474

Credit Suisse Guernsey, Ltd. jr. unsec. sub. notes FRN 5.86s, 2017 (United Kingdom)	934,000	807,910

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)	605,000	654,853

Deutsche Bank AG/London sr. unsec. notes 3 7/8s, 2014 (United Kingdom)	635,000	656,352

Deutsche Bank Capital Funding Trust VII 144A jr. unsec. sub. bonds FRB 5.628s, 2016	470,000	357,200

Duke Realty LP sr. unsec. notes 6 1/2s, 2018(R)	361,000	391,028

Duke Realty LP sr. unsec. notes 6 1/4s, 2013(R)	19,000	19,976

Erac USA Finance, Co. 144A sr. notes 4 1/2s, 2021	785,000	802,112

Fleet Capital Trust V bank guaranteed jr. sub. FRN 1.35022s, 2028	1,057,000	640,513

GATX Financial Corp. notes 5.8s, 2016	560,000	601,341

GE Capital Trust I unsec. sub. bonds FRB 6 3/8s, 2067	355,000	350,342

General Electric Capital Corp. sr. unsec. 5 5/8s, 2018	260,000	287,475

General Electric Capital Corp. sr. unsec. FRN Ser. MTN, 0.47839s, 2016	455,000	423,330

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032	40,000	46,777

General Electric Capital Corp. sr. unsec. notes 6.15s, 2037	1,200,000	1,320,566

Genworth Financial, Inc. sr. unsec. unsub. notes 7 5/8s, 2021	1,410,000	1,274,541

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	805,000	911,562

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	745,000	714,122

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6 5/8s, 2040	1,540,000	1,562,473

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)	890,000	579,870

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)	1,005,000	1,066,040

HSBC Finance Capital Trust IX FRN 5.911s, 2035	2,000,000	1,760,000

HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United Kingdom)	905,000	956,475

ING Bank NV 144A sr. unsec. notes FRN 1.39711s, 2013 (Netherlands)	1,535,000	1,514,581

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019	275,000	257,813

JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017	1,000,000	1,077,051

JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	499,000	515,428

JPMorgan Chase Capital XXIII company guaranty jr. unsec. sub. notes FRN 1.28617s, 2047	2,443,000	1,686,677

JPMorgan Chase Capital XXV bonds Ser. Y, 6.8s, 2037	523,000	522,346

Liberty Mutual Group, Inc. 144A company guaranty jr. sub. notes FRB 10 3/4s, 2058	1,285,000	1,548,425

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097	1,060,000	1,022,254

Lloyds TSB Bank PLC bank guaranty sr. unsec. unsub. notes 6 3/8s, 2021 (United Kingdom)	280,000	299,904

Lloyds TSB Bank PLC company guaranty sr. unsec. sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)	1,850,000	1,723,064

Macquarie Bank Ltd. 144A unsec. sub. notes 6 5/8s, 2021 (Australia)	1,020,000	998,999

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039	815,000	1,229,767

Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038	1,565,000	1,561,264

MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s, 2037	1,300,000	1,376,240

MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036	590,000	579,579

Metropolitan Life Global Funding I 144A notes 3.65s, 2018	100,000	101,942

Nationwide Financial Services, Inc. notes 5 5/8s, 2015	465,000	495,070

Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	415,000	459,393

Nordea Bank AB 144A jr. unsec. sub. notes FRN 5.424s, 2015 (Sweden)	525,000	488,250

Nordea Bank AB 144A sub. notes 4 7/8s, 2021 (Sweden)	1,300,000	1,166,608

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	370,000	377,463

Pacific LifeCorp 144A sr. notes 6s, 2020	365,000	392,648

Progressive Corp. (The) jr. unsec. sub. notes FRN 6.7s, 2037	2,020,000	2,004,850

Prudential Financial, Inc. sr. notes 7 3/8s, 2019	600,000	728,497

Prudential Financial, Inc. sr. notes 6.2s, 2015	190,000	208,865

Prudential Holdings LLC sr. notes FRN Ser. AGM, 1.22522s, 2017	210,000	199,835

Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 6.4s, 2019 (United Kingdom)	355,000	357,738

Santander Issuances S.A. Unipersonal 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)	900,000	878,660

Simon Property Group LP sr. unsec. unsub. notes 10.35s, 2019(R)	216,000	293,643

Simon Property Group LP sr. unsec. unsub. notes 5.65s, 2020(R)	361,000	406,379

Societe Generale SA 144A jr. unsec. sub. bonds FRB 1.12761s, 2017 (France)	385,000	210,861

Standard Chartered PLC 144A jr. sub. bonds FRB 7.014s, 2049 (United Kingdom)	800,000	716,333

State Street Capital Trust IV company guaranty jr. unsec. sub. bonds FRB 1.34711s, 2037	1,790,000	1,249,928

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020(R)	265,000	290,910

TD Ameritrade Holding Corp. company guaranty sr. unsec. unsub. notes 5.6s, 2019	480,000	519,632

Teachers Insurance & Annuity Association of America 144A notes 6.85s, 2039	750,000	954,053

Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017(R)	470,000	488,839

Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015(R)	555,000	567,544

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	1,060,000	1,190,736

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017	145,000	167,247

WEA Finance LLC/ WT Finance Aust. Pty. Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2019	1,050,000	1,185,536

Wells Fargo Bank NA unsec. sub. notes FRN 0.50006s, 2016	710,000	640,516

Westpac Capital Trust III 144A unsec. sub. notes FRN 5.819s, 2013 (Australia)	1,010,000	970,610

Willis Group Holdings Ltd. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021 (United Kingdom)	710,000	755,126

ZFS Finance USA Trust V 144A bonds FRB 6 1/2s, 2037	159,000	147,075

		81,935,810
Government (0.5%)

International Bank for Reconstruction & Development unsec. unsub. bonds 7 5/8s, 2023	4,000,000	5,774,488

		5,774,488
Health care (0.1%)

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	$95,000	120,879

Coventry Health Care, Inc. sr. unsec. notes 5.45s, 2021	450,000	494,675

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037	335,000	419,683

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020	121,000	129,285

UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036	180,000	209,372

WellPoint, Inc. notes 7s, 2019	155,000	191,684

		1,565,578
Technology (0.2%)

Computer Sciences Corp. sr. unsec. notes 6 1/2s, 2018	281,000	308,129

Dell, Inc. sr. unsec. notes 5 7/8s, 2019	715,000	834,145

KLA-Tencor Corp. sr. unsec. notes 6.9s, 2018	915,000	1,041,620

Xerox Corp. sr. unsec. notes 4 1/2s, 2021	395,000	411,317

		2,595,211
Transportation (0.5%)

American Airlines 2011-2 Class A Pass Through Trust company guaranty secured airplanes 8 5/8s, 2021	340,000	339,150

Burlington Northern Santa Fe Corp. sr. unsec. notes 4.7s, 2019	176,000	193,611

Burlington Northern Santa Fe, LLC. sr. unsec. unsub. notes 5 3/4s, 2040	145,000	171,554

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041	605,000	690,135

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018	167,734	171,508

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017	388,751	394,582

CSX Corp. sr. unsec. unsub. notes 4 3/4s, 2042	205,000	208,609

Norfolk Southern Corp. sr. unsec. notes 6s, 2111	390,000	448,683

Northwest Airlines Corp. pass-through certificates Ser. 00-1, 7.15s, 2019	1,283,791	1,283,791

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022	727,442	765,633

Union Pacific Corp. 144A pass-through certificates 5.214s, 2014	590,000	649,560

		5,316,816
Utilities and power (2.5%)

AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	500,000	525,424

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	510,000	564,167

Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	1,230,000	1,461,769

Beaver Valley Funding Corp. sr. bonds 9s, 2017	493,000	526,056

Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	975,000	1,088,775

Bruce Mansfield Unit pass-through certificates 6.85s, 2034	2,229,339	2,385,394

Commonwealth Edison Co. 1st mtge. 6.15s, 2017	275,000	327,183

Commonwealth Edison Co. 1st mtge. sec. bonds 5 7/8s, 2033	500,000	583,488

Consolidated Natural Gas Co. sr. notes Ser. A, 5s, 2014	530,000	583,615

Dominion Resources, Inc. jr. sub. notes FRN Ser. 06-B, 2.66856s, 2066	2,310,000	1,956,270

Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A, 6s, 2017	10,000	11,770

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)	685,000	614,327

El Paso Natural Gas Co. sr. unsec. unsub. bonds 8 3/8s, 2032	490,000	617,649

Electricite de France 144A notes 6.95s, 2039 (France)	655,000	837,877

Electricite de France 144A sr. notes 5.6s, 2040 (France)	640,000	704,828

Electricite de France 144A sr. notes 4.6s, 2020 (France)	440,000	468,667

Enel Finance International SA 144A company guaranty sr. unsec. notes 5 1/8s, 2019 (Luxembourg)	360,000	348,480

Energy Transfer Partners LP sr. unsec. unsub. notes 6.05s, 2041	850,000	873,598

Energy Transfer Partners LP sr. unsec. unsub. notes 4.65s, 2021	280,000	277,959

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 5.7s, 2042	365,000	403,341

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 3.2s, 2016	610,000	634,742

FirstEnergy Corp. notes Ser. B, 6.45s, 2011	164,000	164,267

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036	185,000	205,784

ITC Holdings Corp. 144A notes 5 7/8s, 2016	270,000	304,387

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	365,000	420,625

Kansas Gas and Electric Co. bonds 5.647s, 2021	306,512	324,406

KCP&L Greater Missouri Operations Co. sr. unsec. unsub. notes 11 7/8s, 2012	735,000	784,625

Nevada Power Co. mtge. sec. notes 7 1/8s, 2019	295,000	365,959

NiSource Finance Corp. company guaranty sr. unsec. notes 10 3/4s, 2016	360,000	467,867

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	350,000	451,677

Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	140,000	169,467

Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	331,000	378,076

Power Receivable Finance, LLC 144A sr. notes 6.29s, 2012	184,022	184,177

PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	50,000	54,101

PPL WEM Holdings PLC 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)	1,285,000	1,373,660

Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s, 2067	656,000	649,440

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018	1,080,000	1,216,165

Spectra Energy Capital, LLC sr. notes 8s, 2019	820,000	1,026,932

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6.572s, 2017	110,000	131,012

Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s, 2019	1,024,000	1,328,928

Trans-Canada Pipelines, Ltd. jr. unsec. sub. notes FRN 6.35s, 2067 (Canada)	975,000	993,695

Union Electric Co. 1st mtge. sr. sec. bonds 6.7s, 2019	960,000	1,177,427

Wisconsin Energy Corp. jr. unsec. sub. notes FRN 6 1/4s, 2067	1,945,000	1,925,550

		29,893,606

Total corporate bonds and notes (cost $187,996,011)		$200,180,845

CONVERTIBLE PREFERRED STOCKS (1.5%)(a)
	Shares	Value

Apache Corp. Ser. D, $3.00 cv. pfd.	93,931	$5,301,231

General Motors Co. Ser. B, $2.375 cv. pfd.	89,334	3,735,278

MetLife, Inc. $3.75 cv. pfd.	48,800	3,314,008

PPL Corp. $4.75 cv. pfd.	55,331	3,105,176

PPL Corp. $4.375 cv. pfd.	43,000	2,332,320

Total convertible preferred stocks (cost $18,487,261)		$17,788,013

INVESTMENT COMPANIES (0.8%)(a)
	Shares	Value

Market Vectors Gold Miners ETF	26,800	$1,340,804

Utilities Select Sector SPDR Fund	218,400	7,609,056

Total investment Companies (cost $7,053,181)		$8,949,860

MORTGAGE-BACKED SECURITIES (0.6%)(a)
	Principal amount	Value

CS First Boston Mortgage Securities Corp. Ser. 04-C1, Class B, 4.855s, 2037	$1,407,000	$1,419,245

Federal National Mortgage Association Grantor Trust Ser. 01-79, Class BI, IO, 0.31066s, 2045	1,901,244	20,153

Federal Home Loan Mortgage Corp.
Ser. T-56, Class A, IO, 0.523978s, 2043	5,773,498	104,500
Ser. T-56, Class 3, IO, 0.470982s, 2043(FWC)	6,731,534	3,366
Ser. T-56, Class 1, IO, 0.293104s, 2043	8,992,560	5,396
Ser. T-56, Class 2, IO, 0.121236s, 2043	8,096,043	7,286

GMAC Commercial Mortgage Securities, Inc. 144A Ser. 99-C3, Class G, 6.974s, 2036	205,004	176,570

GS Mortgage Securities Corp. II 144A Ser. 98-C1, Class F, 6s, 2030	915,115	924,266

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	715,303	686,691
Ser. 99-C1, Class G, 6.41s, 2031	765,731	677,672
Ser. 98-C4, Class H, 5.6s, 2035	1,074,000	1,161,182

Morgan Stanley Capital I
FRB Ser. 07-HQ12, Class A2, 5.590489s, 2049	1,512,533	1,543,086
FRB Ser. 07-HQ12, Class A2FL, 0.49322s, 2049	696,001	602,806

PNC Mortgage Acceptance Corp. 144A Ser. 00-C1, Class J, 6 5/8s, 2033	456,000	18,240

Structured Adjustable Rate Mortgage Loan Trust 144A Ser. 04-NP2, Class A, 0.595s, 2034(F)	372,446	275,547

Total mortgage-backed securities (cost $7,397,104)		$7,626,006

MUNICIPAL BONDS AND NOTES (0.2%)(a)
	Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34	$215,000	$257,751

IL State G.O. Bonds
4.421s, 1/1/15	420,000	438,375
4.071s, 1/1/14	1,250,000	1,286,763

North TX, Thruway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49	350,000	428,257

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40	275,000	300,520

Total municipal bonds and notes (cost $2,511,501)		$2,711,666

ASSET-BACKED SECURITIES (0.1%)(a)
	Principal amount	Value

First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s, 2023 (In default)(NON)	$194,241	$19

G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 2.24472s, 2037	308,000	243,320

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.993s, 2032(F)	382,795	152,895

Structured Asset Securities Corp. 144A Ser. 98-RF3, Class A, IO, 6.1s, 2028	1,216,563	176,402

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038	1,841,397	220,968

Total asset-backed securities (cost $749,587)		$793,604

FOREIGN GOVERNMENT BONDS AND NOTES (0.1%)(a)
	Principal amount	Value

Hungary (Republic of) sr. unsec. unsub. notes 7 5/8s, 2041	$226,000	$220,374

Korea Development Bank (The) sr. unsec. unsub. notes 4s, 2016	450,000	454,991

Total foreign government bonds and notes (cost $683,971)		$675,365

SHORT-TERM INVESTMENTS (12.1%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.05%(e)	117,475,193	$117,475,193

Straight-A Funding, LLC commercial paper with an effective yield of 0.188%, December 20, 2011	10,000,000	$9,997,414

Straight-A Funding, LLC commercial paper with an effective yield of 0.168%, December 27, 2011	15,000,000	$14,996,033

Total short-term investments (cost $142,468,640)		$142,468,640

TOTAL INVESTMENTS

Total investments (cost $1,205,818,418)(b)		$1,276,604,818

TBA SALE COMMITMENTS OUTSTANDING at 10/31/11 (proceeds receivable $6,067,969) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Assocation Pass-Through Certificates, 3 1/2s, November 1, 2041	$6,000,000	11/14/2011	$6,100,781

Total			$6,100,781

Key to holding's abbreviations
ADR	American Depository Receipts
ETF	Exchange Traded Fund
FDIC Guaranteed	Federal Deposit Insurance Corp. Guaranteed
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
G.O. Bonds	General Obligation Bonds
IO	Interest Only
MTN	Medium Term Notes
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2011 through October 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $1,174,150,277.
(b)	The aggregate identified cost on a tax basis is $1,211,484,085, resulting in gross unrealized appreciation and depreciation of $113,836,023 and $48,715,290, respectively, or net unrealized appreciation of $65,120,733.
(NON)	Non-income-producing security.
(FWC)	Forward commitment, in part or in entirety (Note 1).
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $26,939 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $109,484,224 and $187,732,920, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $95,123,047 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	19.4%
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$22,379,788	$—	$—
Capital goods	38,414,423	—	—
Communication services	52,209,020	—	—
Conglomerates	24,524,781	—	—
Consumer cyclicals	62,572,815	—	—
Consumer staples	61,987,625	—	—
Energy	82,049,715	—	—
Financials	138,338,366	—	—
Health care	112,307,802	—	—
Technology	58,214,677	—	—
Transportation	3,957,398	—	—
Utilities and power	30,874,962	—	—
Total common stocks	687,831,372	—	—
Asset-backed securities	—	793,604	—
Convertible preferred stocks	—	17,788,013	—
Corporate bonds and notes	—	200,180,845	—
Foreign government bonds and notes	—	675,365	—
Investment Companies	8,949,860	—	—
Mortgage-backed securities	—	7,626,006	—
Municipal bonds and notes	—	2,711,666	—
U.S. Government Agency Obligations	—	2,518,692	—
U.S. Government and Agency Mortgage Obligations	—	150,977,387	—
U.S. Treasury Obligations	—	54,083,368	—
Short-term investments	117,475,193	24,993,447	—

Totals by level	$814,256,425	$462,348,393	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

TBA sale commitments	$—	$(6,100,781)

Totals by level	$—	$(6,100,781)	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

George Putnam Balanced Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 29, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 29, 2011